Dividends	12 Months Ended
Dec. 31, 2021
Dividends [Abstract]
Dividends
35. Dividends
The annual dividends paid to the shareholders of the Parent Company in 2020 and 2021 were ￦ 861,092 million (￦ 2,210 per share) and ￦ 689,653 million (￦ 1,770 per share), respectively. Meanwhile, the quarterly dividends of ￦ 292,226 million (￦ 750 per share) with dividends record date of June 30, 2021 were paid on August 6, 2021 according to the resolution of the board of directors on July 22, 2021. The annual dividends to the shareholders of the Parent Company for the year ended December 31, 2021, amounting to ￦ 853,299 million (￦ 2,190 per share) is to be proposed at the general shareholders’ meeting scheduled for March 25, 2022. The Group’s consolidated financial statements as of and for the year ended December 31, 2021, do not reflect this dividend payable.